Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	0	1,060,719	0
Average exercise price			$ 131.64